Initial Public Offering and Over-Allotment (Details) - $ / shares						9 Months Ended	12 Months Ended
	Sep. 29, 2023	Mar. 24, 2023	Jan. 14, 2022	Jan. 14, 2022	Dec. 30, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 27, 2021
Initial Public Offering and Over-Allotment [Line Items]
Number of Shares Issued Per Unit							1
Underwriters option period						45 days
Purchase units						1,125,000
Exercised shares	1,456,871	4,097,964
Right to receive							1
Warrant [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of Shares Issued Per Unit						1
Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of Shares Issued Per Unit						1		1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of stock units						7,500,000	7,500,000
Price per unit (in Dollars per share)						$ 10	$ 10
Purchase units					7,500,000
Exercised shares			227,686
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment [Line Items]
Underwriters option period						45 days
Purchase units			227,686	227,686		1,125,000	1,125,000
Exercised shares			227,686